Income (Loss) Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net income (loss) attributable to common stockholders - basic and diluted:
Net income (loss) attributable to the Company	$ 112	$ 3,558	$ 3,387	$ 8,960	$ (5,723)	$ (7,402)	$ (1,856)	$ (6,709)	$ (2,385)	$ 822	$ 3,237	$ 10,182	$ (18,352)	$ (2,396)
Less: Dividends on preferred stock and amortization	(3,275)			0						(6,558)	0	(5,196)	0	0
Less: Undistributed net (income) allocated to unvested shares	0			(38)						0	(14)	(21)	0	0
Undistributed net income (loss) allocated to common stockholders	(3,163)			8,922						(5,736)	3,223	4,965	(18,352)	(2,396)
Distributed and undistributed net income (loss) - basic	(3,163)			8,922						(5,736)	3,223	4,965	(18,352)	(2,396)
Effect of deferred compensation plan	(4,817)			(6,375)						(4,077)	(5,814)	(8,444)	0	(2,127)
Effect of incremental subsidiary shares	(171)			(223)						(373)	(505)	(1,447)	(1,465)	(1,143)
Distributed and undistributed net income (loss) - diluted	$ (8,151)			$ 2,324						$ (10,186)	$ (3,096)	$ (4,926)	$ (19,817)	$ (5,666)
Weighted average common shares outstanding:
Weighted average common shares outstanding - basic (in shares)	2,462	2,381	2,109	2,095	2,094	2,069	2,022	2,019	2,015	2,441	2,094	2,170	2,031	2,012
Effect of deferred compensation plan shares (in shares)	203			206						101	103	103	0	158
Effect of contingently issuable shares (in shares)	52			26						41	22	59	36	39
Effect of assumed exercise of stock options (in shares)	0			160						0	0
Weighted average common shares outstanding - diluted (in shares)	2,717	2,652	2,337	2,487	2,115	2,118	2,054	2,265	2,046	2,583	2,219	2,332	2,067	2,209
Income (loss) per share - basic:
Net income (loss) attributable to common stockholders (in dollars per share)	$ (1.28)	$ 0.14	$ 0.67	$ 4.26	$ (2.73)	$ (3.58)	$ (0.92)	$ (3.32)	$ (1.18)	$ (2.35)	$ 1.54	$ 2.29	$ (9.04)	$ (1.19)
Income (loss) per share - diluted:
Net income (loss) attributable to common stockholders (in dollars per share)	$ (3.00)	$ (1.96)	$ 0.18	$ 0.93	$ (2.84)	$ (3.72)	$ (1.05)	$ (3.85)	$ (1.34)	$ (3.94)	$ (1.40)	$ (2.11)	$ (9.59)	$ (2.56)
Net income (loss) allocated to common stockholders	$ 3,136			$ 351						$ 6,642	$ 670	$ 5,226	$ (19)	$ (4)
Dividends on preferred stock and amortization	$ 3,275			$ 0						$ 6,558	$ 0	$ 5,196	$ 0	$ 0
Weighted average diluted shares (in shares)	1,553			63						1,563	248	751	38	5
Effect of unvested restricted shares
Income (loss) per share - diluted:
Net income (loss) allocated to common stockholders	$ 0			$ 38						$ 0	$ 14	$ 21	$ 0	$ 0
Weighted average diluted shares (in shares)	11			9						10	9	9	0	1
Effect of assumed exercise of stock options
Income (loss) per share - diluted:
Weighted average diluted shares (in shares)	16			0						40	197	163	34	0
Effect of assumed conversion of Ashford Holdings units
Income (loss) per share - diluted:
Net income (loss) allocated to common stockholders	$ (6)			$ 18						$ (10)	$ 6	$ 9	$ (19)	$ (4)
Weighted average diluted shares (in shares)	4			4						4	4	4	4	4
Effect of incremental subsidiary shares
Income (loss) per share - diluted:
Net income (loss) allocated to common stockholders	$ (133)			$ 295						$ 94	$ 650
Weighted average diluted shares (in shares)	72			50						59	38
Effect of assumed conversion of preferred stock
Income (loss) per share - diluted:
Weighted average diluted shares (in shares)	1,450			0						1,450	0	575	0	0